Dealer Network (Detail)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Concentration Risk [Line Items]
Number of distribution channel	150
Dealer Concentration Risk [Member]
Concentration Risk [Line Items]
Dealers accounted for 10.0% or more unit volume percentage	36.10%	32.70%	31.80%